Schedule I - Additional Information of Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule I - Additional Information of Parent Company

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share, per share data or otherwise noted)

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	12,267	20,286	2,901
Short-term investments	40,184	39,411	5,636
Funds receivable from third party payment service provider	—	2,569	367
Prepayments and other receivables	50,631	29,415	4,206
Total current assets	103,082	91,681	13,110
Non-current assets:
Long-term investments	51,783	51,153	7,315
Investments in and amounts due from subsidiaries	3,542,000	3,815,305	545,582
Other non-current assets	—	34,383	4,916
Total non-current assets	3,593,783	3,900,841	557,813
TOTAL ASSETS	3,696,865	3,992,522	570,923
LIABILITY
Current liability:
Accrued expenses and other current liabilities	2,313	2,119	303
Total current liability	2,313	2,119	303
TOTAL LIABILITY	2,313	2,119	303
SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.001 par value, 941,472,561 and 941,472,561 shares authorized, 106,787,392 and 106,787,392 shares issued and 88,024,113 and 87,809,969 shares outstanding as of December 31, 2024 and 2025, respectively)	641	651	93
Class B Ordinary shares (US$0.001 par value, 47,240,103 shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	305	305	44
Class C Ordinary shares (US$0.001 par value, 11,287,336 shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	7	7	1
Additional paid-in capital	13,358,237	13,383,934	1,913,877
Treasury shares (US$0.001 par value, 16,439,902 and 17,973,663 shares as of December 31, 2024 and 2025, respectively)	(483,806)	(546,454)	(78,142)
Accumulated deficit	(9,171,363)	(8,835,075)	(1,263,399)
Accumulated other comprehensive loss	(9,469)	(12,965)	(1,854)
TOTAL SHAREHOLDERS’ EQUITY	3,694,552	3,990,403	570,620
TOTAL LIABILITY AND SHAREHOLDERS’ EQUITY	3,696,865	3,992,522	570,923

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
(Loss) income and expenses
Selling and marketing expenses	(72)	—	—	—
General and administrative expenses	(15,079)	(15,285)	(9,499)	(1,358)
Other operating income	9,512	18,360	13,355	1,910
Interest income	—	2	99	14
Share of loss in equity method investment	(12,644)	(14,213)	—	—
Other income (loss), net	50,480	7,921	(55,038)	(7,870)
Equity in (loss) income of subsidiaries	(188,447)	(5,014)	387,371	55,392
Net (loss) income	(156,250)	(8,229)	336,288	48,088
Foreign currency translation adjustments	8,883	7,356	(3,496)	(500)
Total comprehensive (loss) income	(147,367)	(873)	332,792	47,588

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Cash provided by (used in) operating activities	7,869	6,154	(70)	(10)
Cash flows from investing activities:
Purchase of long-term investments	—	(56,738)	—	—
Purchase of short-term investments	(71,570)	—	—	—
Investments in and loan to subsidiaries	(14,573)	(226,642)	(117,217)	(16,762)
Collection of investments in and loan to subsidiaries	223,171	450,071	234,796	33,576
Cash provided by investing activities	137,028	166,691	117,579	16,814
Cash flows from financing activities:
Proceeds from exercise of options	2,822	1,518	2,456	351
Deferred finance cost	—	—	(19,672)	(2,813)
Repurchase of ordinary shares	(160,068)	(184,295)	(92,274)	(13,195)
Cash used in financing activities	(157,246)	(182,777)	(109,490)	(15,657)

Net (decrease) increase in cash, cash equivalents	(12,349)	(9,932)	8,019	1,147
Cash, cash equivalent at the beginning of the year	34,548	22,199	12,267	1,754
Cash, cash equivalent at the end of the year	22,199	12,267	20,286	2,901

SCHEDULE I

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in and amounts due from subsidiaries” and the subsidiaries’ profit or loss as “Equity in losses of subsidiaries” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. Besides the guarantee on the short-term borrowings of the subsidiaries as of the year ended December 31, 2025, there were no other material contingencies, significant provisions of long-term obligations, guarantees of the Company for the years ended December 31, 2023, 2024 and 2025.